Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2024
Accrued liabilities and other current liabilities.
Accrued liabilities and other current liabilities
12	Accrued liabilities and other current liabilities

Accrued liabilities and other current liabilities consist of the following:

		As of December 31,
		2023	2024
		RMB	RMB	US$
Accrued payroll and welfare payables		32,753	36,860	5,050
Payable for business acquisition	(i)	16,788	16,338	2,238
Other taxes and surcharges		12,041	11,096	1,520
Service fees		7,449	4,514	618
Government grants subject to deferral or return		2,628	2,628	360
Others		3,023	2,934	403
Total accrued liabilities and other current liabilities		74,682	74,370	10,189
(i)	The balance represents the remaining unpaid cash consideration from the acquisition of SendCloud (see Note 9 for details).